Item 1. Schedule of Investments

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 94.7%

CONSUMER DISCRETIONARY 16.9%
Auto Components 1.4%
Gentex	6,600,000	114,840
TRW *	3,250,000	95,355
		210,195
Diversified Consumer Services 1.4%
Apollo Group, Class A *	2,000,000	132,780
Education Management *	2,400,000	77,376
		210,156
Hotels, Restaurants & Leisure 2.4%
Fairmont Hotels †	4,500,000	150,390
PF Chang's China Bistro *	1,100,000	49,313
The Cheesecake Factory *	2,700,000	84,348
Wynn Resorts *	1,750,000	79,013
		363,064
Household Durables 1.5%
Garmin	1,650,000	111,920
Harman International	1,150,000	117,610
		229,530
Internet & Catalog Retail 0.7%
Amazon.com *	2,300,000	104,190
		104,190
Leisure Equipment & Products 0.8%
Brunswick	3,200,000	120,736
		120,736
Media 4.2%
Catalina Marketing †	2,461,100	55,965
Citadel Broadcasting *†	8,000,000	109,840
Cox Radio, Class A *	1,930,700	29,347
Dreamworks Animation, Class A *	2,000,000	55,320
Getty Images *	500,000	43,020
Rogers Communications, Class B	4,500,000	177,525
Scholastic *	347,200	12,833
Univision Communications, Class A *	3,500,000	92,855
XM Satellite Radio Holdings, Class A *	1,400,000	50,274
		626,979
Multiline Retail 1.0%
Dollar General	4,250,000	77,945
Family Dollar Stores	3,300,000	65,571
		143,516
Specialty Retail 3.5%
Best Buy	2,750,000	119,707
CarMax *	2,200,000	68,794
O'Reilly Automotive *	3,200,000	90,176
PETsMART	4,250,000	92,565
Ross Stores	3,000,000	71,100
Williams-Sonoma *	2,000,000	76,700
		519,042
Total Consumer Discretionary		2,527,408

CONSUMER STAPLES 1.3%
Beverages 0.5%
Cott *†	4,000,000	70,800
		70,800
Food & Staples Retailing 0.8%
Shoppers Drug Mart (CAD)	1,600,000	56,643
Whole Foods Market	500,000	67,225
		123,868
Total Consumer Staples		194,668

ENERGY 8.1%
Energy Equipment & Services 3.4%
BJ Services	6,500,000	233,935
FMC Technologies *	2,850,000	120,014
Smith International	4,600,000	153,226
		507,175
Oil, Gas & Consumable Fuels 4.7%
EOG Resources	2,950,000	220,955
Murphy Oil	3,400,000	169,558
Western Gas Resources	2,400,000	122,952
XTO Energy	4,266,666	193,365
		706,830
Total Energy		1,214,005

FINANCIALS 9.1%
Capital Markets 5.5%
AmeriTrade *	8,400,000	180,432
E*TRADE Financial *	6,000,000	105,600
Eaton Vance	4,000,000	99,280
Federated Investors, Class B	1,500,000	49,845
Investors Financial Services	550,000	18,095
John Nuveen	2,000,000	78,780
Legg Mason	1,200,000	131,628
Refco *	2,850,000	80,570
Waddell & Reed Financial, Class A †	3,926,400	76,015
		820,245
Commercial Banks 0.2%
SVB Financial Group *	600,000	29,184
		29,184
Diversified Financial Services 1.2%
CapitalSource *	3,600,000	78,480
Principal Financial Group	2,000,000	94,740
		173,220
Insurance 2.2%
Assurant	4,000,000	152,240
Axis Capital Holdings	3,400,000	96,934
Willis Group Holdings	2,300,000	86,365
		335,539
Total Financials		1,358,188

HEALTH CARE 17.0%
Biotechnology 6.5%
Abgenix *	2,250,000	28,530
Alkermes *	3,500,000	58,800
Amylin Pharmaceuticals *	2,000,000	69,580
Celgene *	1,250,000	67,900
Cephalon *	2,500,000	116,050
Gilead Sciences *	3,150,000	153,594
Human Genome Sciences *	2,200,000	29,898
MedImmune *	6,800,000	228,820
Neurocrine Biosciences *	1,350,000	66,406
OSI Pharmaceuticals *	1,100,000	32,164
Protein Design Labs *	2,000,000	56,000
Vertex Pharmaceuticals *	2,750,000	61,463
		969,205
Health Care Equipment & Supplies 2.6%
Edwards Lifesciences *	2,000,000	88,820
Gen-Probe *	1,250,000	61,812
INAMED *	550,000	41,624
Kinetic Concepts *	1,550,000	88,040
Varian Medical Systems *	900,000	35,559
Waters Corporation *	1,750,000	72,800
		388,655
Health Care Providers & Services 5.4%
Community Health System *	2,400,000	93,144
Coventry Health Care *	1,000,000	86,020
DaVita *	1,000,000	46,070
Health Management	3,250,000	76,278
Laboratory Corporation of America *	2,700,000	131,517
Manor Care †	4,000,000	153,640
Omnicare	2,418,300	135,981
Triad Hospitals *	2,000,000	90,540
		813,190
Pharmaceuticals 2.5%
Andrx *	2,000,000	30,860
Barr Pharmaceuticals *	2,500,000	137,300
Elan ADR *	7,500,000	66,450
Sepracor *	1,350,000	79,637
Taro Pharmaceuticals *	1,204,200	30,984
Valeant Pharmaceuticals	1,750,000	35,140
		380,371
Total Health Care		2,551,421

INDUSTRIALS & BUSINESS SERVICES 13.3%
Aerospace & Defense 3.0%
Alliant Techsystems *†	2,000,000	149,300
Goodrich	2,500,000	110,850
Rockwell Collins	3,900,000	188,448
		448,598
Air Freight & Logistics 0.2%
Expeditors International of Washington	500,000	28,390
		28,390
Airlines 1.5%
JetBlue Airways *	4,500,000	79,200
Southwest Airlines	10,000,000	148,500
		227,700
Building Products 0.7%
American Standard	2,400,000	111,720
		111,720
Commercial Services & Supplies 2.7%
ChoicePoint *	3,600,000	155,412
Manpower	3,000,000	133,170
Robert Half International	2,200,000	78,298
Viad †	1,250,000	34,187
		401,067
Industrial Conglomerates 2.3%
Roper Industries †	5,400,000	212,166
Teleflex	1,800,000	126,900
		339,066
Machinery 2.8%
Danaher	1,750,000	94,202
ITT Industries	1,000,000	113,600
Oshkosh Truck	3,000,000	129,480
Pentair	2,150,000	78,475
		415,757
Trading Companies & Distributors 0.1%
MSC Industrial Direct	550,000	18,244
		18,244
Total Industrials & Business Services		1,990,542

INFORMATION TECHNOLOGY 23.0%
Communications Equipment 2.6%
ADTRAN †	3,000,000	94,500
Comverse Technology *	2,000,000	52,540
Harris	4,000,000	167,200
Juniper Networks *	2,750,000	65,423
Research In Motion *	82,300	5,629
		385,292
Computers & Peripherals 0.2%
Diebold	900,000	31,014
		31,014
Electronic Equipment & Instruments 3.4%
CDW	1,750,000	103,110
Cogent *	1,900,000	45,125
Dolby Laboratories, Class A *†	2,350,000	37,600
Flextronics *	9,000,000	115,650
FLIR Systems *	3,000,000	88,740
Jabil Circuit *	4,000,000	123,680
Symbol Technologies	5,734	55
		513,960
Internet Software & Services 2.0%
CNET Networks *	6,000,000	81,420
Monster Worldwide *	3,000,000	92,130
VeriSign *	6,100,000	130,357
		303,907
IT Services 5.6%
CACI International, Class A *†	1,600,000	96,960
Certegy †	3,800,000	152,076
Checkfree *	2,350,000	88,877
DST Systems *	2,900,000	159,007
Global Payments	1,300,000	101,036
Iron Mountain *	4,000,000	146,800
Moneygram International †	4,300,000	93,353
		838,109
Semiconductor & Semiconductor Equipment 4.1%
AMIS Holdings *	2,900,000	34,394
Intersil Holding, Class A	5,500,000	119,790
Marvell Technology Group *	750,000	34,582
Microchip Technology	4,000,000	120,480
Novellus Systems *	4,000,000	100,320
PMC-Sierra *	4,500,000	39,645
Semtech *	2,300,000	37,881
Xilinx	4,500,000	125,325
		612,417
Software 5.1%
Activision *	3,500,000	71,575
Adobe Systems	2,500,000	74,625
Cadence Design Systems *	7,250,000	117,160
Jack Henry & Associates	3,000,000	58,200
Macromedia *	839,800	34,155
McAfee *	2,900,000	91,118
Mercury Interactive *	1,800,000	71,280
NAVTEQ *	2,800,000	139,860
Red Hat *	5,000,000	105,950
		763,923
Total Information Technology		3,448,622

MATERIALS 1.3%
Chemicals 0.7%
Nalco Holding *	6,000,000	101,220
		101,220
Metals & Mining 0.6%
Newmont Mining	2,000,000	94,340
		94,340
Total Materials		195,560

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 0.7%
Telus (CAD)	2,600,000	108,640
		108,640
Wireless Telecommunication Services 2.7%
American Tower Systems, Class A *	4,000,000	99,800
Crown Castle International *	6,300,000	155,169
Nextel Partners, Class A *	5,600,000	140,560
		395,529
Total Telecommunication Services		504,169
Total Miscellaneous Common Stocks 1.3% ∞		194,952
Total Common Stocks (Cost $9,778,047)		14,179,535

SHORT-TERM INVESTMENTS 5.4%
Money Market Fund 5.4%
T. Rowe Price Government Reserve Investment Fund
3.48% #†	808,129,901	808,130
Total Short-Term Investments (Cost $808,130)		808,130

Total Investments in Securities
100.1% of Net Assets (Cost $10,586,177)		$14,987,665

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
∞	The identity of certain securities has been concealed to
protect the fund while it completes a purchase or selling
program for the securities.
ADR	American Depository Receipts
CAD	Canadian dollar

†Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05		12/31/04
ADTRAN	$37,955	$19,680	$1,000	$94,500	$	*
Alliant Techsystems	-	15,144	-	149,300		147,105
CACI International	21,770	-	-	96,960		*
Catalina Marketing	24,281	12,081	738	55,965		57,779
Certegy	10,360	8,143	590	152,076		131,461
Citadel
Broadcasting	-	-	-	109,840		129,440
Cott	14,034	-	-	70,800		*
Dolby Laboratories	57,735	3,674	-	37,600		-
Fairmont Hotels	16,362	-	270	150,390		138,560
Manor Care	-	-	1,800	153,640		*
Moneygram
International	-	-	129	93,353		*
Roper Industries	-	-	861	212,166		164,079
Viad	-	-	150	34,187		35,612
Waddell & Reed
Financial	-	5,196	1,882	76,015		100,935
T. Rowe Price
Government
Reserve Investment
Fund, 3.48%	¤	¤	14,409	808,130		564,709
Totals			$21,829	$2,294,922	$ 1,469,680

*			The issuer was not considered an affiliated company at December 31, 2004.
¤			Purchase and sale information not shown for cash management funds.
‡			Includes dividend income of $21,829 and no interest income

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS
(Cost and value in $ 000s)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $10,586,177,000. Net unrealized gain aggregated $4,401,498,000 at period-end, of which $4,750,332,000 related to appreciated investments and $348,834,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2005, total realized gain on all affiliated companies was $15,348,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005